Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	$ 160
Expected benefit payments for 2013	850
Expected benefit payments for 2014	870
Expected benefit payments for 2015	880
Expected benefit payments for 2016	900
Expected benefit payments for 2017	910
Expected benefit payments from 2018-2022	4,680
Total expected benefit payments	9,090
Non-U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	320
Expected benefit payments for 2013	220
Expected benefit payments for 2014	210
Expected benefit payments for 2015	220
Expected benefit payments for 2016	230
Expected benefit payments for 2017	220
Expected benefit payments from 2018-2022	1,120
Total expected benefit payments	2,220
Other Postretirement Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	200
Expected benefit payments for 2013	350
Expected benefit payments for 2014	350
Expected benefit payments for 2015	360
Expected benefit payments for 2016	370
Expected benefit payments for 2017	370
Expected benefit payments from 2018-2022	1,890
Total expected benefit payments	3,690
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2013	15
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20
Other postretirement benefits, Medicare Part D subsidy expected in 2015	20
Other postretirement benefits, Medicare Part D subsidy expected in 2016	20
Other postretirement benefits, Medicare Part D subsidy expected in 2017	20
Other postretirement benefits, Medicare Part D subsidy expected from 2018-2022	110
Total expected Medicare D subsidy receipts	$ 205